Document And Entity Information	Dec. 10, 2025
Document Information Line Items
Entity Central Index Key	0002086524
Document Type	S-1/A
Entity Registrant Name	K2 Capital Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-290350) of K2 Capital Acquisition Corp. (the “Company”) is being filed solely to correct a scrivener’s error in the date of the financial statements included in the Registration Statement. Except as described above, this Amendment No. 2 does not modify any other information contained in the Amendment No.1 to the Registration Statement as filed with the Securities Exchange Commission on December 9, 2025.
Amendment Flag	true